--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                          Growth and Income Fund

                                                               [graphic omitted]
                                                                       Where
                                                                      The Best
                                                                        Minds
                                                                       Meet(R)

-------------
JUNE 30, 1999
-------------

--------------------------------------------------------------------------------

                                                                     AUGUST 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,

Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

    Sincerely,

/s/ Bruce R. Speca

    Bruce R. Speca
    President and CEO

--------------------------------------------------------------------------------
                       NEW ENGLAND GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares since 6/30/89, compared to the S&P 500 Index. The data points from the graph are as follows:]

                           JUNE 1989 THROUGH JUNE 1999

                                             WITH
                               NET          MAXIMUM              S&P
                              ASSET          SALES               500
                             VALUE(1)      CHARGE(2)           INDEX(3)
        ---------------------------------------------------------------
            6/89             $10,000        $ 9,425             $10,000
            6/90             $11,437        $10,779             $11,639
            6/91             $12,294        $11,587             $12,499
            6/92             $14,080        $13,270             $14,169
            6/93             $15,844        $14,933             $16,092
            6/94             $15,934        $15,018             $16,322
            6/95             $19,692        $18,559             $20,564
            6/96             $23,321        $21,980             $25,896
            6/97             $31,427        $29,620             $34,864
            6/98             $41,629        $39,235             $45,355
            6/99             $48,173        $45,403             $55,659

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will differ from that shown based on differences in inception date, fees and sales charges. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       NEW ENGLAND GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/99
--------------------------------------------------------------------------------------------------------
   CLASS A (Inception 5/6/31)                 6 MONTHS         1 YEAR           5 YEARS         10 YEARS
   Net Asset Value(1)                           10.7%            15.7%            24.8%           17.0%
   With Maximum Sales Charge(2)                  4.4              9.1             23.3            16.3
--------------------------------------------------------------------------------------------------------
                                                                                                 SINCE
   CLASS B (Inception 9/13/93)                 6 MONTHS        1 YEAR          5 YEARS         INCEPTION
   Net Asset Value(1)                            10.2%          14.9%           24.0%            19.7%
   With CDSC(3)                                   5.3            9.9            23.8             19.7
--------------------------------------------------------------------------------------------------------
                                                                                                 SINCE
   CLASS C (Inception 5/1/95)                  6 MONTHS                  1 YEAR                INCEPTION
   Net Asset Value(1)                            10.2%                    14.8%                  24.7%
   With CDSC(3)                                   9.3                     13.8                   24.7
--------------------------------------------------------------------------------------------------------
                                                                          SINCE
   CLASS Y (Inception 11/18/98)                6 MONTHS                 INCEPTION
   Net Asset Value(1)                            10.8%                    19.7%
--------------------------------------------------------------------------------------------------------
                                                                                SINCE     SINCE     SINCE
                                                                               FUND'S    FUND'S    FUND'S
                                                                               CLASS B   CLASS C   CLASS Y
   COMPARATIVE PERFORMANCE            6 MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPT.   INCEPT.   INCEPT.
   S&P 500(4)                           12.4%     22.7%     27.8%     18.7%     23.5%     28.5%     35.1%
   Lipper Growth & Income Average(5)    10.9      14.5      21.7      15.1      18.3      22.4      16.8
   Morningstar Large Value Average(6)   10.7      12.7      20.9      15.1      17.8      21.7      14.4
-----------------------------------------------------------------------------------------------------------

NOTES TO CHARTS

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available to certain institutional investors only.

(1) Net Asset Value (NAV) performance assumes reinvestment of distributions and does not reflect the payment of a sales charge at the time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) The Standard & Poor's Composite Index of 500 Stocks (S&P 500(R)) is a market value-weighted unmanaged index of common stock prices. It is a common measure of stock total return performance. The performance of the S&P 500 has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index.

(5) Lipper Growth & Income Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service.
    Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 4/30/95. Class Y since inception return is calculated from 11/30/98.

(6) Morningstar Large Value Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93. Class C since inception return is calculated from 4/30/95. Class Y since inception return is calculated from 11/30/98.

--------------------------------------------------------------------------------
                       NEW ENGLAND GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

[Photo of Gerald Scriver]

Gerald Scriver
Westpeak Investment Advisors, L.P.

NOTE: Formerly New England Growth Opportunities Fund. The Fund was renamed New England Growth and Income Fund effective May 3, 1999 to better reflect the Fund's investment objectives. The Fund's management and investment strategies remain the same.

Q. Please tell us about New England Growth and Income Fund's performance during the first half of 1999.

For the six months ending June 30, 1999, New England Growth and Income Fund's Class A shares at net asset value had a return of 10.7%. This return includes a $1.72 per share gain and reinvested distributions of $0.06.

Q. Describe the market environment in the first six months of 1999.

Starting late last year and continuing into 1999, investors appeared to be zooming back from a narrow, telescopic view of just a few large-capitalization stocks, in favor of a wide-angle lens that brings into focus a broader portion of the investment spectrum. Within that expanded perspective, value-oriented stocks have received greater recognition by investors than they have for some time. This change in focus is a significant development, one that we think may influence market activity.

Before this shift to value, a willingness to assume risk was the most rewarding of investor characteristics. For a time, extreme price volatility paid off in some sectors, notably the stocks of some Internet companies whose prospects for profitability were distant and dubious. Investors drew from this background a false sense of security concerning the risks of over-priced equities and the efficacy of short-term trading. Meanwhile, more traditional and tested approaches, including those favoring companies with modest valuations, were penalized in 1998.

Q. Given this environment, what was your investment strategy during the period?

Your Fund's portfolio is designed to lean toward growth or value investments, as the market changes direction. This built-in flexibility allowed us to take advantage of the migration toward value-based leadership. We tilted the Fund's portfolio away from larger growth stocks, toward mid-sized value stocks -- companies within the investment universe, the S&P 500 -- whose book values appeared attractive relative to their prices in the marketplace. Another step in this strategy was to emphasize stocks with price/earnings (P/E) ratios below the market average. These are companies whose prices stand at reasonable multiples of their profits, expressed in earnings per share. Both strategies are aimed at reducing portfolio volatility.

                             TOP 10 PORTFOLIO HOLDINGS -- 6/30/99

                                                         % OF
                 COMPANY                              NET ASSETS
          -------------------------------------------------------
             1.  International Business Machines         2.6
          -------------------------------------------------------
             2.  Ford Motor Co.                          2.5
          -------------------------------------------------------
             3.  AT&T Corp.                              2.5
          -------------------------------------------------------
             4.  TYCO International, Ltd.                2.4
          -------------------------------------------------------
             5.  Fleet Financial Group, Inc.             2.2
          -------------------------------------------------------
             6.  Intel Corp.                             2.2
          -------------------------------------------------------
             7.  Raytheon Co., Class B                   2.2
          -------------------------------------------------------
             8.  BellSouth Corp.                         2.1
          -------------------------------------------------------
             9.  Exxon Corp.                             2.1
          -------------------------------------------------------
            10.  Bear Stearns Cos.                       2.1
          -------------------------------------------------------
          Portfolio holdings and asset allocation will vary.
          -------------------------------------------------------

As we increased emphasis on what we believed to be more reasonably valued securities, we reduced the Fund's weightings in high-priced sectors. Two of these sectors were banks, because of their sensitivity to interest rates, and consumer staples such as drugs and beverages. In addition we reduced the Fund's exposure to technology stocks from a modest over-weighting down to market levels. Meanwhile, based on what we viewed as attractive valuations, we brought the portfolio's weighting in energy and other basic industries in line with the Index. Finally, we took advantage of increased prices to eliminate a large portion of our telecommunications holdings.

Q. What were the principal factors affecting performance?

Our disciplined, objective process is designed to ignore fads. Therefore, performance results in the first half of the year were penalized by the Fund's lack of representation in the most volatile sectors, especially Internet stocks. Stock selection was generally favorable, however, with the most positive results coming from Hewlett Packard, The Limited, IBM, Alcoa and Honeywell. Companies that hurt performance included Viacom, Intel and two banking companies, Chase Manhattan and Comerica.

Q. What is your current outlook for the market and the Fund?

We think that the U.S. economy will slow modestly, partially on its own and partially due to higher interest rates. The Federal Reserve Board remains a diligent inflation watchdog and, in June, raised short-term interest rates in an attempt to ease inflationary pressures. Higher rates can put pressure on corporate earnings, making careful analysis of fundamental valuations even more important in the second half of 1999 and beyond.

Despite higher interest rates, we do not anticipate a widespread market slowdown. Instead, we think a "rolling" market correction more likely, one in which sectors decline as investors ratchet down unrealistic growth expectations. Most vulnerable, we believe, will be stocks that are highly volatile and extremely overvalued -- a working definition of Internet stocks.

Growth and Income Fund's portfolio was conservatively positioned at mid-year, with an average P/E ratio well below that of the benchmark S&P 500. The Fund's strategy is to buy stocks with below average P/E ratios and the potential for above average growth.

We will continue to rely on our proprietary stock selection techniques that we have developed and refined over the years as we seek strong performance for the Fund in the months ahead.

The portfolio manager's commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes. The Fund invests in foreign securities. Investing in foreign securities involves special risks. This risk may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1999
(unaudited)

COMMON STOCK -- 95.8% OF TOTAL NET ASSETS

  SHARES      DESCRIPTION                                          VALUE (A)
--------------------------------------------------------------------------------
              AIRLINES -- 2.5%
  154,100     Delta Air Lines .................................    $  8,880,013
   97,200     UAL Corp. (c) ...................................       6,318,000
                                                                   ------------
                                                                     15,198,013
                                                                   ------------
              AUTOMOTIVE -- 3.5%
  279,100     Ford Motor Co. ..................................      15,751,706
   93,300     General Motors Corp. ............................       6,157,800
                                                                   ------------
                                                                     21,909,506
                                                                   ------------
              BANKS -- 9.4%
  148,800     BB&T Corp. ......................................       5,459,100
  120,700     Chase Manhattan .................................      10,455,637
  114,000     Citigroup, Inc. .................................       5,415,000
  108,750     Comerica, Inc. ..................................       6,463,828
  312,600     Fleet Financial Group, Inc. .....................      13,871,625
    9,500     Popular, Inc. ...................................         287,969
   34,400     SunTrust Banks, Inc. ............................       2,388,650
  198,200     UnionBanCal Corp. ...............................       7,159,975
   75,500     Wachovia Corp. ..................................       6,459,969
                                                                   ------------
                                                                     57,961,753
                                                                   ------------
              BANKS & THRIFTS -- 1.7%
  109,200     Golden West Financial ...........................      10,701,600
                                                                   ------------
              BROADCASTING -- 1.1%
  158,200     CBS Corp. (c) ...................................       6,871,813
                                                                   ------------
              BUSINESS SERVICES -- 2.9%
   83,800     Computer Sciences (c) ...........................       5,797,912
   67,400     Galileo International, Inc. .....................       3,601,688
   52,100     Omnicom Group ...................................       4,168,000
  139,900     Viad Corp. ......................................       4,328,156
                                                                   ------------
                                                                     17,895,756
                                                                   ------------
              CHEMICALS -- 1.3%
   61,800     Dow Chemical Co. ................................       7,840,875
                                                                   ------------
              COMPUTER SOFTWARE & SERVICES -- 1.4%
   98,400     Microsoft Corp. .................................       8,874,450
                                                                   ------------
              COMPUTERS & BUSINESS EQUIPMENT -- 5.5%
   56,700     Apple Computer (c) ..............................       2,625,919
   28,300     Hewlett-Packard Co. .............................       2,844,150
  124,600     International Business Machines .................      16,104,550
  155,000     Lexmark International Group (c) .................      10,239,687
   67,800     Symbol Technologies, Inc. .......................       2,500,125
                                                                   ------------
                                                                     34,314,431
                                                                   ------------
              CONSTRUCTION -- 0.8%
  134,700     Lafarge Corp. ...................................       4,773,431
                                                                   ------------
              DEFENSE & AEROSPACE -- 8.0%
   31,200     B.F. Goodrich Co. ...............................       1,326,000
  175,500     General Dynamics Corp. ..........................      12,021,750
  170,800     Litton Industries, Inc. (c) .....................      12,254,900
  154,600     Northrop Grumman Corp. ..........................      10,251,912
  189,600     Raytheon Co., Class B ...........................      13,343,100
                                                                   ------------
                                                                     49,197,662
                                                                   ------------
              DRUGS -- 4.4%
  105,900     Abbott Laboratories .............................       4,818,450
  169,500     Amgen, Inc. (c) .................................      10,318,312
  169,200     Bristol-Myers Squibb ............................      11,918,025
                                                                   ------------
                                                                     27,054,787
                                                                   ------------
              ELECTRIC UTILITIES -- 2.9%
  186,500     DTE Energy Co. ..................................       7,460,000
   55,200     Energy East Corp. ...............................       1,435,200
  284,500     Pacific Gas & Electric Corp. ....................       9,246,250
                                                                   ------------
                                                                     18,141,450
                                                                   ------------
              ENERGY RESERVES -- 3.0%
  169,700     Exxon Corp. .....................................      13,088,112
   88,000     Texaco, Inc. ....................................       5,500,000
                                                                   ------------
                                                                     18,588,112
                                                                   ------------
              FINANCIAL SERVICES -- 1.7%
   91,100     Countrywide Credit Industries, Inc. .............       3,894,525
   94,000     Federal National Mortgage Association ...........       6,427,250
                                                                   ------------
                                                                     10,321,775
                                                                   ------------
              FOOD & BEVERAGES -- 1.7%
  382,400     Nabisco Group Holding Corp. .....................       7,480,700
   43,917     Unilever NV .....................................       3,063,211
                                                                   ------------
                                                                     10,543,911
                                                                   ------------
              FOREST PRODUCTS -- 0.2%
   22,100     Kimberly-Clark Corp. ............................       1,259,700
                                                                   ------------
              GAS & PIPELINE UTILITIES -- 0.4%
   70,300     El Paso Energy Corp. ............................       2,473,681
                                                                   ------------
              HEALTH CARE - PRODUCTS -- 3.0%
   43,500     Johnson & Johnson ...............................       4,263,000
  153,700     TYCO International, Ltd. ........................      14,563,075
                                                                   ------------
                                                                     18,826,075
                                                                   ------------
              HEALTH CARE - SERVICES -- 1.5%
  131,800     PacifiCare Health Systems .......................       9,489,600
                                                                   ------------
              HOTELS & RESTAURANTS -- 0.2%
   67,300     Darden Restaurants, Inc. ........................       1,467,981
                                                                   ------------
              INDUSTRIAL PARTS -- 1.2%
  166,100     Parker-Hannifin .................................    $  7,599,075
                                                                   ------------
              INDUSTRIAL PARTS & MACHINERY -- 2.1%
   25,500     Caterpillar, Inc. ...............................       1,530,000
  180,750     Ingersoll-Rand Co. ..............................      11,680,969
                                                                   ------------
                                                                     13,210,969
                                                                   ------------
              INSURANCE -- 1.9%
  207,000     Ambac Financial Group, Inc. .....................      11,824,875
                                                                   ------------
              LIFE INSURANCE -- 2.4%
   52,000     Aetna, Inc. .....................................       4,650,750
   66,800     Jefferson Pilot .................................       4,421,325
   62,000     Unitrin, Inc. ...................................       2,542,000
                                                                   ------------
                                                                     11,614,075
                                                                   ------------
              LIQUOR -- 0.2%
   18,500     Anheuser-Busch Cos ..............................       1,312,344
                                                                   ------------
              METALS & MINING -- 0.9%
   71,200     Alcoa, Inc. .....................................       4,405,500
   49,100     USX-U.S. Steel Group ............................       1,325,700
                                                                   ------------
                                                                      5,731,200
                                                                   ------------
              OIL - REFINING & DISTRIBUTION -- 0.5%
   69,800     Coastal Corp. ...................................       2,792,000
                                                                   ------------
              PAPER & FOREST PRODUCTS -- 0.4%
   50,800     Georgia Pacific Corp. ...........................       2,406,650
                                                                   ------------
              PROPERTY & CASUALTY INSURANCE -- 2.2%
  151,500     Allmerica Financial Corp. .......................       9,213,094
  213,100     Allstate Corp. ..................................       7,644,963
                                                                   ------------
                                                                     16,858,057
                                                                   ------------
              PUBLISHING -- 2.6%
   92,600     Deluxe Corp. ....................................       3,605,613
  223,600     Knight-Ridder, Inc. .............................      12,284,025
                                                                   ------------
                                                                     15,889,638
                                                                   ------------
              RAILROADS & EQUIPMENT -- 2.1%
  174,400     Burlington Northern Santa Fe ....................       5,406,400
  127,900     Union Pacific Corp. .............................       7,458,169
                                                                   ------------
                                                                     12,864,569
                                                                   ------------
              RETAIL - CLOTHING -- 1.2%
  158,269     Limited, Inc. ...................................       7,181,456
                                                                   ------------
              RETAIL - DEPARTMENT STORE -- 4.1%
  292,400     Dillard's, Inc. .................................      10,270,550
  340,100     K mart (c) ......................................       5,590,394
  198,700     Wal-Mart Stores, Inc. ...........................       9,587,275
                                                                   ------------
                                                                     25,448,219
                                                                   ------------
              RETAIL - FOOD & DRUG -- 1.3%
  307,700     Supervalu, Inc. .................................       7,904,044
                                                                   ------------
              SECURITIES & ASSET MANAGEMENT -- 4.7%
  222,200     A G Edwards, Inc. ...............................       7,165,950
  273,510     Bear Stearns Cos ................................      12,786,592
  116,400     Lehman Brothers Holdings, Inc. ..................       7,245,900
   38,500     Paine Webber Group, Inc. ........................       1,799,875
                                                                   ------------
                                                                     28,998,317
                                                                   ------------
              SEMI-CONDUCTORS -- 2.2%
  227,200     Intel Corp. .....................................      13,518,400
                                                                   ------------
              TELECOMMUNICATION -- 8.0%
  273,600     AT&T Corp. ......................................      15,270,300
  135,200     Bell Atlantic Corp. .............................       8,838,700
  280,800     BellSouth Corp. .................................      13,162,500
  159,800     SBC Communications, Inc. ........................       9,268,400
   60,400     U.S. Cellular Corp. (c) .........................       3,231,400
                                                                   ------------
                                                                     49,771,300
                                                                   ------------
              TOBACCO -- 0.7%
  127,467     R.J. Reynolds Tobacco Holdings, Inc. (c) ........       4,015,196
                                                                   ------------
              Total Common Stock (Identified Cost $523,787,536)     592,646,746
                                                                   ------------

SHORT TERM INVESTMENT -- 4.1%
   PRINCIPAL
    AMOUNT
--------------------------------------------------------------------------------
$25,399,000   Repurchase Agreement with State Street Bank and
              Trust Co. dated 6/30/99 at 4.000% to be
              repurchased at $25,401,822 on 7/01/99,
              collateralized by $21,150,000 U.S. Treasury Bond,
              at 8.125%, due 8/15/19 valued at $25,908,496 ....      25,399,000
                                                                   ------------
              Total Short Term Investment (Identified Cost
              $25,399,000) ....................................      25,399,000
                                                                   ------------
              Total Investments -- 99.9% (Identified Cost
              $549,186,536) (b) ...............................     618,045,746
              Other assets less liabilities ...................         858,474
                                                                   ------------
              Total Net Assets -- 100% ........................    $618,904,220
                                                                   ============

(a) See Note 1a of Notes to Financial Statements.

(b) Federal Tax Information: At June 30, 1999 the net
    unrealized appreciation on investments based on cost of
    $549,186,536 for federal income tax purposes was as
    follows: Aggregate gross unrealized appreciation for all
    investments in which there is an excess of value over tax
    cost ......................................................    $ 79,084,530

    Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value ........     (10,225,320)

                                                                   ------------
    Net unrealized appreciation ...............................    $ 68,859,210
                                                                   ============
(c) Non-income producing security.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1999
(unaudited)

ASSETS
   Investments at value (Identified cost $549,186,536)            $618,045,746
   Cash .............................................                      655
   Receivable for:
     Fund shares sold ...............................                1,397,911
     Dividends and interest .........................                  770,713
                                                                  ------------
                                                                   620,215,025
                                                                  ------------
LIABILITIES
   Payable for:
     Fund shares redeemed ..........................  $793,627
     Withholding Taxes .............................       643
   Accrued expenses:
     Management fees ...............................   324,778
     Deferred trustees' fees .......................    25,005
     Accounting and administrative .................    24,926
     Other .........................................   141,826
                                                      --------
                                                                     1,310,805
                                                                  ------------
NET ASSETS ..........................................             $618,904,220
                                                                  ============
  Net Assets consist of:
     Capital paid in ................................             $468,208,573
     Undistributed net investment income ............                   59,970
     Accumulated net realized gains (losses) ........               81,776,467
     Unrealized appreciation (depreciation) on
       investments ..................................               68,859,210
                                                                  ------------
NET ASSETS ..........................................             $618,904,220
                                                                  ============

  Computation of net asset value and offering price:
  Net asset value and redemption price of Class A
  shares ($368,675,386 / 20,161,686 shares of
  beneficial interest) ................................              $   18.29
                                                                     =========

  Offering price per share (100/94.25 of $18.29) ......              $   19.41*
                                                                     =========

  Net asset value and offering price of Class B
  shares ($209,699,674 / 11,622,495 shares of
  beneficial interest) ................................              $   18.04**
                                                                     =========

  Net asset value and offering price of Class C
  shares ($26,468,123 / 1,468,620 shares of
  beneficial interest) ................................              $   18.02
                                                                     =========

  Net asset value, offering and redemption price of
  Class Y shares ($14,061,037 / 768,994 shares of
  beneficial interest) ................................              $   18.28
                                                                     =========

 * Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)

INVESTMENT INCOME
  Dividends (net of foreign taxes of $158,710) ......              $  4,925,409
  Interest ..........................................                   284,343
                                                                   ------------
                                                                      5,209,752
   Expenses
     Management fees ................................ $1,794,843
     Service fees - Class A .........................    413,075
     Service and distribution fees - Class B ........    893,773
     Service and distribution fees - Class C ........    109,362
     Trustees' fees and expenses ....................     13,951
     Accounting and administrative ..................     74,272
     Custodian ......................................     65,491
     Transfer agent .................................    570,331
     Audit and tax services .........................     13,755
     Legal ..........................................     12,966
     Printing .......................................     47,434
     Registration ...................................     49,796
     Miscellaneous ..................................     22,321
                                                      ----------
   Total expenses ...................................                 4,081,370
                                                                   ------------
   Net investment income ............................                 1,128,382
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Realized gain (loss) on investments -- net .......                70,042,291
   Unrealized appreciation (depreciation) on
     Investments -- net .............................               (15,559,598)
                                                                   ------------
   Net gain (loss) on investment transactions .......                54,482,693
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              $ 55,611,075
                                                                   ============

                 See accompanying notes to financial statements.

---------------------------------------------------------------------------------------------------
                                 STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

(unaudited)
                                                                                       SIX MONTHS
                                                                   YEAR ENDED             ENDED
                                                                   DECEMBER 31,          JUNE 30,
                                                                      1998                1999
                                                                   ------------        ----------
FROM OPERATIONS
   Net investment income .....................................     $    333,505       $  1,128,382
   Net realized gain (loss) on investments ...................       48,697,181         70,042,291
   Net unrealized appreciation (depreciation) on investments .       31,648,258        (15,559,598)
                                                                   ------------       ------------
   Increase (decrease) in net assets from operations .........       80,678,944         55,611,075
                                                                   ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A .................................................         (227,108)        (1,111,375)
     Class B .................................................                0                  0
     Class C .................................................                0                  0
     Class Y .................................................               (1)           (58,320)
   Net realized gain on investments
     Class A .................................................      (32,875,714)                 0
     Class B .................................................      (15,243,587)                 0
     Class C .................................................       (1,691,556)                 0
     Class Y .................................................               (3)                 0
                                                                   ------------       ------------
                                                                    (50,037,969)        (1,169,695)
                                                                   ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS ...................      136,443,607         88,665,489
                                                                   ------------       ------------
Total increase (decrease) in net assets ......................      167,084,582        143,106,869

NET ASSETS
   Beginning of the period ...................................      308,712,769        475,797,351
                                                                   ------------       ------------
   End of the period .........................................     $475,797,351       $618,904,220
                                                                   ============       ============
UNDISTRIBUTED NET INVESTMENT INCOME
   End of the period .........................................     $    101,283       $     59,970
                                                                   ============       ============

                          See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------
                                                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                Class A
                                                      ----------------------------------------------------------------
                                                                                                                Six
                                                                                                               Months
                                                              Year Ended December 31,                          Ended
                                                     ----------------------------------------------------     June 30,
                                                     1994       1995        1996        1997         1998       1999
                                                     ------------------------------------------------------    --------
Net Asset Value, Beginning of the Period ....      $  12.67    $  12.41    $  14.39    $  13.87    $  15.35    $  16.57
                                                   --------    --------    --------    --------    --------    --------
Income From Investment Operations
Net Investment Income .......................          0.22        0.18        0.13        0.07(b)     0.04        0.05
Net Realized and Unrealized Gain
  (Loss) on Investments .....................         (0.10)       4.01        2.07        4.40        3.29        1.73
                                                   --------    --------    --------    --------    --------    --------
Total From Investment Operations ............          0.12        4.19        2.20        4.47        3.33        1.78
                                                   --------    --------    --------    --------    --------    --------
Less Distributions
Dividends From Net Investment Income ........         (0.21)      (0.18)      (0.13)      (0.06)      (0.01)      (0.06)
Distributions From Net Realized Capital Gains         (0.17)      (2.03)      (2.59)      (2.93)      (2.10)       0.00
                                                   --------    --------    --------    --------    --------    --------
Total Distributions .........................         (0.38)      (2.21)      (2.72)      (2.99)      (2.11)      (0.06)
                                                   --------    --------    --------    --------    --------    --------
Net Asset Value, End of the Period ..........      $  12.41    $  14.39    $  13.87    $  15.35    $  16.57    $  18.29
                                                   ========    ========    ========    ========    ========    ========
Total Return (%)(a) .........................           1.0        35.1        17.2        33.4        23.9        10.7
Ratio of Operating Expenses to
  Average Net Assets (%) ....................          1.28        1.38        1.30        1.25        1.23        1.23(c)
Ratio of Net Investment Income to
  Average Net Assets (%) ....................          1.75        1.31        0.92        0.46        0.33        0.68(c)
Portfolio Turnover Rate (%) .................             6          69         127         103         114         140(c)
Net Assets, End of the Period (000) .........      $104,081    $150,693    $166,963    $220,912    $304,139    $368,675

(a) A sales charge is not reflected in total return calculations.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) Computed on an annualized basis.

                                    See accompanying notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------
                                                  FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                                Class B
                                                      ----------------------------------------------------------------
                                                                                                                Six
                                                                                                               Months
                                                              Year Ended December 31,                          Ended
                                                     -----------------------------------------                June 30,
                                                     1994       1995        1996        1997         1998       1999
                                                     ------------------------------------------------------    --------
Net Asset Value, Beginning of the Period ....      $  12.66    $  12.42    $  14.40    $  13.87    $  15.28    $  16.37
                                                   --------    --------    --------    --------    --------    --------
Income From Investment Operations
Net Investment Income (Loss) ................          0.16        0.10        0.03       (0.05)(b)   (0.05)       0.00
Net Realized and Unrealized Gain
 (Loss) on Investments ......................         (0.09)       4.01        2.07        4.40        3.24        1.67
                                                   --------    --------    --------    --------    --------    --------
Total From Investment Operations ............          0.07        4.11        2.10        4.35        3.19        1.67
                                                   --------    --------    --------    --------    --------    --------
Less Distributions
Dividends From Net Investment Income ........         (0.14)      (0.10       (0.04)      (0.01)       0.00        0.00
Distributions From Net Realized Capital Gains         (0.17)      (2.03)      (2.59)      (2.93)      (2.10)       0.00
                                                   --------    --------    --------    --------    --------    --------
Total Distributions .........................         (0.31)      (2.13)      (2.63)      (2.94)      (2.10)       0.00
                                                   --------    --------    --------    --------    --------    --------
Net Asset Value, End of the Period ..........      $  12.42    $  14.40    $  13.87    $  15.28    $  16.37    $  18.04
                                                   ========    ========    ========    ========    ========    ========
Total Return (%)(a) .........................           0.6        34.3        16.3        32.4        23.1        10.2
Ratio of Operating Expenses to
 Average Net Assets (%) .....................          1.93        2.11        2.05        2.00        1.98        1.98(c)
Ratio of Net Investment Income to
 Average Net Assets (%) .....................          1.10        0.56        0.17       (0.29)      (0.42)      (0.07)(c)
Portfolio Turnover Rate (%) .................             6          69         127         103         114         140(c)
Net Assets, End of the Period (000) .........      $  5,185    $ 29,026    $ 46,856    $ 81,066    $153,369    $209,700

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Per share net investment income has been calculated using the average shares outstanding during the period.
(c) Computed on an annualized basis.

                                    See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                          Class C                                 Class Y
                                                 ------------------------------------------------------   ------------------------
                                                                                                          November
                                                  May 1, (a)                                 Six Months     18,(a)     Six Months
                                                    through       Year Ended December 31,       Ended       through       Ended
                                                  December 31, -----------------------------   June 30,   December 31,   June 30,
                                                     1995       1996       1997       1998       1999         1998         1999
                                                    -------    -------    -------    -------    -------      -------      -------
Net Asset Value, Beginning of the Period .........  $ 13.84    $ 14.39    $ 13.85    $ 15.28    $ 16.35      $ 15.42      $ 16.57
                                                    -------    -------    -------    -------    -------      -------      -------

Income From Investment Operations
Net Investment Income (Loss) .....................     0.06       0.04      (0.05)(d)  (0.04)      0.00         0.02         0.07
Net Realized and Unrealized Gain on Investments ..     2.58       2.05       4.42       3.21       1.67         1.22         1.72
                                                    -------    -------    -------    -------    -------      -------      -------
Total From Investment Operations .................     2.64       2.09       4.37       3.17       1.67         1.24         1.79
                                                    -------    -------    -------    -------    -------      -------      -------
Less Distributions
Dividends From Net Investment Income .............    (0.06)     (0.04)     (0.01)      0.00       0.00        (0.02)       (0.08)
Distributions From Net Realized Capital Gains ....    (2.03)     (2.59)     (2.93)     (2.10)      0.00        (0.07)        0.00
                                                    -------    -------    -------    -------    -------      -------      -------
Total Distributions ..............................    (2.09)     (2.63)     (2.94)     (2.10)      0.00        (0.09)       (0.08)
                                                    -------    -------    -------    -------    -------      -------      -------
Net Asset Value, End of the Period ...............  $ 14.39    $ 13.85    $ 15.28    $ 16.35    $ 18.02      $ 16.57      $ 18.28
                                                    =======    =======    =======    =======    =======      =======      =======
Total Return (%)(c) ..............................     20.2       16.3       32.6       22.9       10.2          8.1         10.8
Ratio of Operating Expenses  to Average
  Net Assets (%) .................................     2.11(b)    2.05       2.00       1.98    1.98 (b)        0.98(b)      0.98(b)
Ratio of Net Investment  Income to Average Net
 Assets (%) ......................................     0.56(b)    0.17      (0.29)     (0.42)     (0.07)(b)     0.58(b)      0.93(b)
Portfolio Turnover Rate (%) ......................       69        127        103        114        140(b)       114          140(b)
Net Assets, End of the Period (000) ..............  $ 4,707    $ 3,912    $ 6,735    $18,288    $26,468      $     1      $14,061

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

                                                See accompanying notes to financial

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a series of New England Funds Trust II (the "Trust"), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks opportunities for long-term growth of capital and income. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares is a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased prior to May 1, 1997). Class C shares do not pay a front end sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and may be subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser, under the supervision of the Fund's Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were $445,379,894 and $371,426,974, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser New England Funds Management, L.P. ("NEFM") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $300 million and 0.60% of such assets in excess of $500 million, reduced by the payment to the Fund's investment subadviser, Westpeak Investment Advisors, L.P. ("Westpeak") at the rate of 0.50% of the first $25 million of the Fund's average daily net assets, 0.40% of the next $75 million, 0.35% of the next $100 million and 0.30% of such assets in excess of $200 million. Certain officers and directors of NEFM are also officers or Trustees of the fund. NEFM and Westpeak are wholly owned subsidiaries of Nvest companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("Metlife"). Fees earned by NEFM and Westpeak under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:


                                Fees Earned
                                -----------
                           NEFM          $897,422
                           Westpeak       897,421

The effective annualized management fee for the six months ended June 30, 1999 was 0.66%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999, these expenses amounted to $74,272 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $425,012 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $413,075 in fees under the Class A Plan.

Under the Class B and Class C Plans, the Fund pays New England Funds a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $223,443 and $27,341 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $670,330 and $82,021 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $1,114,924.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital shares. Transactions in capital shares were as follows:

                                                                     Year Ended                     Six Months Ended
                                                                  December 31,1998                   June 30, 1999
                                                               --------------------------       -------------------------
 Class A                                                        Shares          Amount           Shares          Amount
 -------                                                        ------          ------           ------          ------
  Shares sold .........................................        9,065,395     $ 144,572,219      7,131,845     $ 122,821,629
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ..............           11,442           187,649         53,068           962,663
    Distributions from net realized gain ..............        2,031,262        29,158,832              0                 0
                                                             -----------     -------------    -----------     -------------
                                                              11,108,099       173,918,700      7,184,913       123,784,292
  Shares repurchased ..................................       (7,145,922)     (112,760,204)    (5,373,550)      (92,453,018)
                                                             -----------     -------------    -----------     -------------
  Net increase (decrease) .............................        3,962,177     $  61,158,496      1,811,363     $  31,331,274
                                                                     Year Ended                     Six Months Ended
                                                                  December 31,1998                   June 30, 1999
                                                               --------------------------       -------------------------
 Class B                                                        Shares          Amount           Shares          Amount
 -------                                                        ------          ------           ------          ------
  Shares sold .........................................        4,248,677     $  69,373,470      3,034,353     $  51,685,006
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ..............                0                 0              0                 0
    Distributions from net realized gain ..............        1,005,847        14,281,653              0                 0
                                                             -----------     -------------    -----------     -------------
                                                               5,254,524        83,655,123      3,034,353        51,685,006
  Shares repurchased ..................................       (1,188,079)      (19,142,794)      (783,224)      (13,365,427)
                                                             -----------     -------------    -----------     -------------
  Net increase (decrease) .............................        4,066,445     $  64,512,329      2,251,129     $  38,319,579
                                                                     Year Ended                     Six Months Ended
                                                                  December 31,1998                   June 30, 1999
                                                               --------------------------       -------------------------
 Class C                                                        Shares          Amount           Shares          Amount
 -------                                                        ------          ------           ------          ------
  Shares sold .........................................        1,217,463     $  19,862,147        584,581     $   9,981,553
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ..............                0                 0              0                 0
    Distributions from net realized gain ..............          112,955         1,604,497              0                 0
                                                             -----------     -------------    -----------     -------------
                                                               1,330,418        21,466,644        584,581         9,981,553
  Shares repurchased ..................................         (652,475)      (10,694,572)      (234,675)       (3,974,171)
                                                             -----------     -------------    -----------     -------------
  Net increase (decrease) .............................          677,943     $  10,772,072        349,906     $   6,007,382
                                                             -----------     -------------    -----------     -------------
                                                                 November 18, 1998 (a)
                                                                      through                       Six Months Ended
                                                                  December 31,1998                   June 30, 1999
                                                               --------------------------       -------------------------
 Class Y                                                        Shares          Amount           Shares          Amount
 -------                                                        ------          ------           ------          ------
  Shares sold .........................................               46     $         710        813,847     $  13,792,787
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income ..............                0                 0          3,202            58,080
    Distributions from net realized gain ..............                0                 0              0                 0
                                                             -----------     -------------    -----------     -------------
                                                                      46               710        817,049        13,850,867
  Shares repurchased ..................................                0                 0        (48,101)         (843,613)
                                                             -----------     -------------    -----------     -------------
  Net increase (decrease) .............................               46     $         710        768,948     $  13,007,254
                                                             -----------     -------------    -----------     -------------
  Increase (decrease) derived from capital shares
    transactions ......................................        8,706,611     $ 136,443,607      5,181,346     $  88,665,489
                                                             ===========     =============    ===========     =============

(a) Commencement of operations.

5. LINE OF CREDIT. The Fund along with the other portfolios that comprise the New England Funds (the "Funds") participate in a $100,000,000 committed line of credit provided by Citibank, N.A. under a credit agreement (the "Agreement") dated March 4, 1999. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected from time to time. In addition, the Funds are charged a facility fee equal to 0.08% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the period ended June 30, 1999.

--------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
     Supplement Dated August 15, 1999 to New England Stock Funds Class A, B
                                and C Prospectus
             and New England Stock and Star Funds Class Y Prospectus
                             Each dated May 3, 1999

 Effective immediately, John Hyll will remain on the Fund as the sole portfolio manager of the fixed income portion. Meri Ann Beck and Barr Segal are no longer acting as portfolio managers of this portion. Jeff Wardlow and Gregg Watkins will continue to manage the equity portion of the Fund.

--------------------------------------------------------------------------------
                                              GLOSSARY FOR MUTUAL FUND INVESTORS

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

MARKET CAPITALIZATION - The value of a company's issued and outstanding common stock, as priced by the market:

NUMBER OF OUTSTANDING SHARES X CURRENT MARKET PRICE OF A SHARE = MARKET CAPITALIZATION.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500(R) (S&P 500) - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY

1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------

                                        AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed will require considerable financial resources. While it's never too late to start a retirement savings program, it's certainly never too early:
The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulated the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364


Assumes 10% hypothetical appreciation. Past performance is no guarantee of future results. For illustrative purposes only and not indicative of future performance of any New England Fund. The value of a New England fund will fluctuate with changing market conditions.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs. We will include a prospectus, which contains more information including charges and other ongoing expenses. Please read the prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
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  Boston, Massachusetts

           02116
  ---------------------


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